Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of Fair Value Assumptions of Conversion Features

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

Schedule of Convertible Debt and Embedded Derivative Conversion

A continuity of convertible debt and the embedded derivative conversion feature for the year ended December 31, 2022 is as follows:

	Host debt instrument	Embedded conversion feature	Total

Balance, January 1, 2021	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021 & December 31, 2022	$-	$-	$-

Schedule of Convertible Debt

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at January 1, 2023	$-
Issued	11,135,145
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Repayment	(709,022)
Accretion	578,675
Interest	931,962
Currency translation adjustment	173,232
Balance as at December 31, 2023	$10,329,719
Current	$227,092
Long-term	$10,102,627

Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Schedule of Fair Value Assumptions of Conversion Features

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03– 2.19 years